Unaudited Interim Condensed Consolidated Statement of Financial Position - EUR (€) € in Thousands	Sep. 30, 2024	Dec. 31, 2023
ASSETS
Non-current assets	€ 213,000	€ 197,238
Intangible assets	33,478	25,567
Right of use assets	18,653	20,392
Property, plant and equipment	141,647	136,198
Deferred tax assets	11,667	6,592
Other non-current assets	7,555	8,490
Current assets	303,614	262,824
Inventories	57,829	44,466
Trade receivables	30,359	41,645
Other current assets	59,091	50,633
Cash and cash equivalents	156,335	126,080
TOTAL ASSETS	516,614	460,062
EQUITY
Share capital	24,342	20,837
Share premium	647,640	594,003
Other reserves	72,430	65,088
Retained earnings/(Accumulated deficit)	(551,682)	(450,253)
Profit/(Loss) for the period	24,740	(101,429)
TOTAL EQUITY	217,469	128,247
LIABILITIES
Non-current liabilities	189,989	172,952
Borrowings	153,126	132,768
Lease liabilities	26,015	29,090
Refund liabilities	6,443	6,303
Provisions	562	1,074
Deferred tax liabilities	3,791	3,638
Other liabilities	52	79
Current liabilities	109,156	158,863
Borrowings	19,452	44,079
Trade payables and accruals	42,897	44,303
Income tax liability	266	632
Tax and Employee-related liabilities	18,319	16,209
Lease liabilities	2,655	2,879
Contract liabilities	956	5,697
Refund liabilities	17,095	33,637
Provisions	7,290	10,835
Other liabilities	226	592
TOTAL LIABILITIES	299,145	331,815
TOTAL EQUITY AND LIABILITIES	€ 516,614	€ 460,062